Goodwill and Other Intangible Assets - Additional Information (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 9,500
Core Deposit Intangible	$ 602